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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)       (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.0%
		Aerospace/Defense: 0.4%
204,671	@	TransDigm Group, Inc.	$6,721,396
			6,721,396
		Agriculture: 0.7%
750,838		Altria Group, Inc.	12,028,425
			12,028,425
		Apparel: 0.8%
852,037	@	Coach, Inc.	14,229,018
			14,229,018
		Auto Manufacturers: 1.1%
722,900		Paccar, Inc.	18,621,904
			18,621,904
		Auto Parts & Equipment: 0.8%
699,300	@@	Autoliv, Inc.	12,986,001
			12,986,001
		Banks: 7.6%
1,620,000		Bank of America Corp.	11,048,400
307,300		Bank of New York Mellon Corp.	8,681,225
186,700		Comerica, Inc.	3,418,477
301,700		Goldman Sachs Group, Inc.	31,986,234
1,622,560		JPMorgan Chase & Co.	43,127,642
271,400		PNC Financial Services Group, Inc.	7,949,306
1,807,800	S	Wells Fargo & Co.	25,743,072
			131,954,356
		Beverages: 3.0%
663,700		Coca-Cola Co.	29,169,615
444,950		PepsiCo, Inc.	22,906,026
			52,075,641
		Biotechnology: 1.9%
689,300	@	Gilead Sciences, Inc.	31,928,376
			31,928,376
		Chemicals: 1.2%
447,900		EI Du Pont de Nemours & Co.	10,001,607
132,400		Monsanto Co.	11,002,440
			21,004,047
		Computers: 4.2%
395,500	@	Apple, Inc.	41,574,960
992,500		Hewlett-Packard Co.	31,819,550
2,600		Seagate Technology, Inc. - Escrow	—
			73,394,510
		Cosmetics/Personal Care: 3.3%
693,900		Avon Products, Inc.	13,343,697
916,392		Procter & Gamble Co.	43,152,899
			56,496,596
		Diversified Financial Services: 0.6%
166,070	@@	Deutsche Boerse AG	9,989,896
			9,989,896
		Electric: 3.5%
542,700		Exelon Corp.	24,633,153
495,500		NSTAR	15,796,540
534,100		Pacific Gas & Electric Co.	20,413,302
			60,842,995
		Electronics: 1.3%
779,100		Amphenol Corp.	22,196,559
			22,196,559
		Entertainment: 0.7%
888,400		Regal Entertainment Group	11,913,444
			11,913,444
		Environmental Control: 1.0%
675,700		Waste Management, Inc.	17,297,920
			17,297,920
		Healthcare - Products: 4.5%
580,372	@@	Covidien Ltd.	19,291,565
503,660		Johnson & Johnson	26,492,516
869,100	@	St. Jude Medical, Inc.	31,574,403
			77,358,484
		Healthcare - Services: 1.4%
644,700	@	WellPoint, Inc.	24,479,259
			24,479,259
		Insurance: 3.5%
166,800	L	Metlife, Inc.	3,798,036
460,485		Reinsurance Group of America, Inc.	14,915,109
619,400		Travelers Cos., Inc.	25,172,416
765,600	@@	Willis Group Holdings Ltd.	16,843,200
			60,728,761
		Internet: 2.2%
110,887	@	Google, Inc. - Class A	38,595,329
			38,595,329

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 0.6%
524,400	L	United States Steel Corp.	$11,080,572
			11,080,572
		Machinery - Diversified: 1.6%
573,400		Cummins, Inc.	14,593,030
309,100		Roper Industries, Inc.	13,121,295
			27,714,325
		Media: 2.6%
1,206,957	@	Liberty Media Corp. - Entertainment	24,078,792
199,829	@	Time Warner Cable	4,955,761
796,100		Time Warner, Inc.	15,364,730
			44,399,283
		Mining: 2.1%
378,600	@@, L	BHP Billiton Ltd. ADR	16,885,560
523,600		Freeport-McMoRan Copper & Gold, Inc.	19,954,396
			36,839,956
		Miscellaneous Manufacturing: 4.0%
2,510,581		General Electric Co.	25,381,974
893,700		Honeywell International, Inc.	24,898,482
589,700		Illinois Tool Works, Inc.	18,192,245
			68,472,701
		Oil & Gas: 12.3%
262,200		Apache Corp.	16,804,398
302,000	@@	EnCana Corp.	12,264,220
1,510,015		ExxonMobil Corp.	102,832,022
959,500		Marathon Oil Corp.	25,225,255
773,500	@@	Nexen, Inc.	13,118,560
384,900	@@	Royal Dutch Shell PLC ADR - Class A	17,051,070
309,500	@	Transocean, Ltd.	18,210,980
261,800		XTO Energy, Inc.	8,016,316
			213,522,821
		Oil & Gas Services: 1.6%
1,636,300		BJ Services Co.	16,281,185
289,800		Schlumberger Ltd.	11,771,676
			28,052,861
		Pharmaceuticals: 7.5%
745,350		Abbott Laboratories	35,553,195
418,100		AmerisourceBergen Corp.	13,655,146
1,699,700		Pfizer, Inc.	23,149,914
418,450	@@	Teva Pharmaceutical Industries Ltd. ADR	18,851,173
907,700		Wyeth	39,067,408
			130,276,836
		Retail: 5.4%
748,287		Burger King Holdings, Inc.	17,173,187
1,221,600		Gap, Inc.	15,868,584
724,900		Home Depot, Inc.	17,078,644
1,578,242		Macy’s, Inc.	14,046,354
545,200		Wal-Mart Stores, Inc.	28,404,920
			92,571,689
		Semiconductors: 3.5%
1,776,200		Intel Corp.	26,731,810
759,400		Linear Technology Corp.	17,451,012
1,888,300	@@, L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,900,285
			61,083,107
		Software: 3.3%
1,835,561	S	Microsoft Corp.	33,719,256
1,322,950	@	Oracle Corp.	23,905,707
			57,624,963
		Telecommunications: 7.0%
1,396,200		AT&T, Inc.	35,184,240
2,148,300	@	Cisco Systems, Inc.	36,026,991
837,650		Qualcomm, Inc.	32,592,962
5,048,600	@	Sprint Nextel Corp.	18,023,502
			121,827,695
		Transportation: 0.8%
541,000		JB Hunt Transport Services, Inc.	13,043,510
			13,043,510
		Total Common Stock
		(Cost $1,865,515,261)	1,661,353,236

Principal Amount			Value
CORPORATE BONDS/NOTES: 0.0%
		Electric:
$20,000,000	S, L	Mirant Corp. - Escrow (In Default), 0.000%, due 06/15/21	$—
		Energy - Alternate Sources: 0.0%
10,000,000		Southern Energy - Escrow, 0.000%, due 07/15/09	—
			—
		Total Corporate Bonds/Notes
		(Cost $-)	—
		Total Long-Term Investments
		(Cost $1,865,515,261)	1,661,353,236

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 4.2%
		Affiliated Mutual Fund: 3.5%
60,813,000	S	ING Institutional Prime Money Market Fund - Class I		$60,813,000
		Total Mutual Fund
		(Cost $60,813,000)		60,813,000

Principal Amount				Value
		Securities Lending Collateral(cc): 0.7%
$11,554,189		Bank of New York Mellon Corp. Institutional Cash Reserves		$11,469,785
		Total Securities Lending Collateral
		(Cost $11,554,189)		11,469,785
		Total Short-Term Investments
		(Cost $72,367,189)		72,282,785
		Total Investments in Securities
		(Cost $1,937,882,450)*	100.2%	$1,733,636,021
		Other Assets and Liabilities - Net	(0.2)	(3,469,749)
		Net Assets	100.0%	$1,730,166,272

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $2,035,797,325.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$65,163,883
		Gross Unrealized Depreciation		(367,325,187)
		Net Unrealized Depreciation		$(302,161,304)

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,712,176,340	$(422,209)
Level 2- Other Significant Observable Inputs	21,459,681	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,733,636,021	$(422,209)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$—	Equity Contracts	$422,209

Total	$—		$422,209

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING VP Growth and Income Portfolio Open Futures Contracts on March 31, 2009:

	Number		Unrealized
Contract Description	of Contracts	Expiration Date	Depreciation
Long Contracts
S&P 500	170	06/18/09	$(422,209)
			$(422,209)

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Funds
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 29, 2009